Label	Element	Value
MFS Prudent Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT TO THE PROSPECTUS Supplement dated December 18, 2023, to the Prospectus dated October 27, 2023.
		MFS® Prudent Investor Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Prudent Investor Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective immediately, the table entitled “Performance Table” in the sub-section entitled “Performance Information” under the main heading entitled “Summary of Key Information” is restated as follows:
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2022)
MFS Prudent Investor Fund | MSCI World Index (net div)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | ICE BofA 0-3 Month U.S. Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(19.14%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
MFS Prudent Investor Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.06%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
MFS Prudent Investor Fund | B
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.04%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.97%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018
MFS Prudent Investor Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 18, 2018